Activity of Exercisable Common Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Exercisable common stock options, beginning balance	543,867	181,327
Common stock options exercised	(150,000)	(20,668)	(8,534)
Common stock options vested	592,433	383,208	189,861
Exercisable common stock options, ending balance	986,300	543,867	181,327
Weighted Average Exercise Price Per Share
Exercisable common stock options, beginning balance	$ 5.76	$ 5.21
Common stock options exercised	5.72	3.00	$ 3.00
Common stock options vested	6.29	5.47	5.11
Exercisable common stock options, ending balance	$ 6.08	$ 5.76	$ 5.21